Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit), net consisted of the following components for the years ended December 31:

in thousands	2012	2011	2010
Current:
Federal	$78,422	$67,662	$79,273
State	7,430	6,426	8,504
Foreign	6	(56)	(33)
	85,858	74,032	87,744
Deferred:
Federal	23,143	15,996	20,997
State	1,878	1,291	3,210
Foreign	4	(31)	6
Total	$110,883	$91,288	$111,957

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation between the statutory income tax rate and the effective tax rate consisted of the following for the years ended December 31:

	2012	2011	2010
Expected statutory income tax rate	35.0%	35.0%	35.0%
Increase/(decrease):
State and local income taxes, net of Federal benefit	2.1	2.1	2.5
Other	0	0.6	1.0
Effective tax rate (excluding noncontrolling interests)	37.1	37.7	38.5
Income attributable to noncontrolling interests	(1.2)	(0.6)	(1.3)
Effective tax rate per Consolidated Statements of Income	35.9%	37.1%	37.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities consisted of the following at December 31:

in thousands	2012	2011
Deferred Tax Assets
Tax net operating losses	$16,781	$16,481
Other compensation related	6,226	5,843
Unrealized and realized capital losses, net	4,839	7,835
Share-based compensation	3,622	3,405
Deferred income	578	3,500
Write-down of Collateralized Debt Obligation and other investments	169	3,331
Other	1,944	2,560
Total deferred tax assets	34,159	42,955
Valuation allowance	(20,069)	(21,030)
Total deferred tax asset, net of valuation allowance	$14,090	$21,925
Deferred Tax Liabilities
Intangible assets	$92,823	$73,269
Property and equipment	5,323	5,902
State taxes	5,156	3,546
Deferred sales commissions	4,927	3,788
Costs of internal-use software	2,811	2,630
Other	1,595	1,791
Total gross deferred tax liability	$112,635	$90,926
Net deferred tax liability	$98,545	$69,001